Income Taxes - Net Deferred Tax Assets Presented on Consolidated Balance Sheet (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Long-term deferred tax assets	$ 819	$ 621
Long-term deferred tax liabilities	(277)	(184)
Net deferred tax assets	$ 542	$ 437